Annual Operating Expenses {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-08 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Retail Class
Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.84%